Income Tax (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income (Loss) before Income Tax

Income (loss) before income tax is comprised of the following:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Income (loss) recorded in The Netherlands	(17)	(10)	(18)
Income (loss) from foreign operations	970	211	107

Income (loss) before income tax benefit (expense)	953	201	89

Income Tax Benefit (Expense)

Income tax benefit (expense) is comprised of the following:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
The Netherlands Taxes — current	(1)	(2)	5
Foreign taxes — current	(101)	(69)	(43)

Total current taxes	(102)	(71)	(38)
The Netherlands Taxes — deferred	—	—	—
Foreign taxes — deferred	(41)	40	59

Total deferred taxes	(41)	40	59
Income tax benefit (expense)	(143)	(31)	21
Effective tax rate	15%	15%	-24%

Differences in Income Taxes Computed at Netherlands Statutory Rate and Effective Income Tax Rate

The principal items comprising the differences in income taxes computed at the Netherlands statutory rate of 25.0% in 2017, 2016 and 2015, and the effective income tax rate are the following:

	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Income tax benefit (expense) computed at statutory rate	(238)	(51)	(23)
Non-deductible and non-taxable permanent differences, net	17	5	(18)
Income (loss) on equity-method investments	—	2	—
Valuation allowance adjustments	92	10	1
Effect on deferred taxes of changes in enacted tax rates	(70)	(9)	(15)
Current year credits	40	34	44
Other tax and credits	(36)	(25)	2
Benefits from tax holidays	114	49	42
Net impact of changes to uncertain tax positions	(43)	(22)	8
Earnings of subsidiaries taxed at different rates	(19)	(24)	(20)

Income tax benefit (expense)	(143)	(31)	21

Deferred Tax Assets and Liabilities

Deferred tax assets and liabilities consisted of the following:

	December 31, 2017	December 31, 2016
Tax loss carryforwards and investment credits	740	804
Less unrecognized tax benefit	(235)	(195)

Tax loss carryforwards net of unrecognized tax benefit	505	609
Inventory valuation	35	29
Impairment and restructuring charges	16	20
Fixed asset depreciation in arrears	32	34
Increased depreciation incentives	118	—
Capitalized development costs	101	91
Receivables for government funding	6	7
Tax credits granted on past capital investments	1,160	1,165
Pension service costs	65	68
Stock awards	5	—
Commercial accruals	11	19
Other temporary differences	99	92

Total deferred tax assets	2,153	2,134
Valuation allowances	(1,502)	(1,577)

Deferred tax assets, net	651	557
Accelerated fixed asset depreciation	(13)	(10)
Acquired intangible assets	(10)	(8)
Advances of government funding	(9)	(16)
Other temporary differences	(6)	—

Deferred tax liabilities	(38)	(34)

Net deferred income tax asset	613	523

Gross Deferred Tax Assets on Tax Loss Carryforwards and Investment Credits Expiration

As of December 31, 2017, the Company and its subsidiaries have gross deferred tax assets on tax loss carryforwards and investment credits that expire starting 2018, as follows:

Year
2018	4
2019	78
2020	14
2021	3
2022	7
Thereafter	634

Total	740

Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits

A reconciliation of 2017, 2016 and 2015 beginning and ending amounts of unrecognized tax benefits is as follows:

	December 31, 2017	December 31, 2016	December 31, 2015
Balance at beginning of year	238	226	313
Additions based on tax positions related to the current year	43	34	38
Additions for tax positions of prior years	13	1	—
Reduction for tax positions of prior years	(9)	(13)	(48)
Settlements	(2)	—	(48)
Prepayment	(4)	—	(3)
Reductions due to lapse of statute of limitations	—	(4)	(1)
Foreign currency translation	31	(6)	(25)

Balance at end of year	310	238	226